Summary of Changes in the Estimated Fair Value (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, change in fair value of warrant	$ 2,992
August 2025 Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value
Fair value, measurement with unobservable inputs reconciliation, recurring basis, issuance of warrant
Fair value, measurement with unobservable inputs reconciliation, recurring basis, change in fair value of warrant	2,992
Fair value, measurement with unobservable inputs reconciliation, recurring basis, settlement of warrant	$ (2,992)